STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Summary of Transactions for Stock Options and Warrants) (Details) - $ / shares	1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised - Number of shares	(3,725)	(4,444)		(139,265)
Exercised - Average Exercise Price			$ 9.38
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of shares					448,601	385,733	168,856
Issued - Number of shares					66,926	75,683	239,816
Expired - Number of shares					(7,136)	(7,879)	(15,467)
Exercised - Number of shares						(4,936)	(7,472)
Outstanding Number of shares					508,391	448,601	385,733
Outstanding - Average Exercise Price					$ 7.51	$ 6.75	$ 6.75
Issued - Average Exercise Price					3.14	8.12	6.75
Expired - Average Exercise Price					$ 13.55	23.58	18.00
Exercised - Average Exercise Price						1.76	0.75
Outstanding - Average Exercise Price					$ 6.96	$ 7.51	$ 6.75
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of shares					500,722	461,920	468,431
Issued - Number of shares					126,310	161,375	343,196
Expired - Number of shares					(1,567)	(81,851)	(111,025)
Exercised - Number of shares						(40,722)	(238,682)
Outstanding Number of shares					625,465	500,722	461,920
Outstanding - Average Exercise Price					$ 7.95	$ 10.50	$ 9.75
Issued - Average Exercise Price					13.49	3.81	9.00
Expired - Average Exercise Price					$ 14.04	13.54	13.50
Exercised - Average Exercise Price						8.38	8.25
Outstanding - Average Exercise Price					$ 9.06	$ 7.95	$ 10.50